Other Long-Term Liabilities (Details) - Schedule of expects the backlog $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Backlog [Member]
Other Long-Term Liabilities (Details) - Schedule of expects the backlog [Line Items]
2022	$ 582
2023	461
2024	313
2025	219
2026	185
Thereafter	372
Total	2,132
Expected undiscounted contractual cash flows [Member]
Other Long-Term Liabilities (Details) - Schedule of expects the backlog [Line Items]
2022	3,504
2023	3,580
2024	3,446
2025	3,180
2026	2,960
Thereafter	34,990
Total	$ 51,660